Agreements and Transactions with Affiliates - Transactions with Affiliates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Mar. 31, 2012 DCP Midstream, LLC [Member]	Dec. 31, 2013 DCP Midstream, LLC [Member]	Dec. 31, 2011 DCP Midstream, LLC [Member]	Dec. 31, 2013 Affiliated Entity [Member] DCP Midstream, LLC [Member]	Dec. 31, 2012 Affiliated Entity [Member] DCP Midstream, LLC [Member]	Dec. 31, 2011 Affiliated Entity [Member] DCP Midstream, LLC [Member]	Dec. 31, 2013 Affiliated Entity [Member] DCP Midstream, LLC [Member] Commodity Derivatives [Member]	Dec. 31, 2012 Affiliated Entity [Member] DCP Midstream, LLC [Member] Commodity Derivatives [Member]	Dec. 31, 2011 Affiliated Entity [Member] DCP Midstream, LLC [Member] Commodity Derivatives [Member]	Dec. 31, 2013 Affiliated Entity [Member] Phillips 66 [Member]	Dec. 31, 2012 Affiliated Entity [Member] Phillips 66 [Member]	Dec. 31, 2011 Affiliated Entity [Member] Phillips 66 [Member]	Dec. 31, 2013 Affiliated Entity [Member] ConocoPhillips [Member]		Dec. 31, 2012 Affiliated Entity [Member] ConocoPhillips [Member]		Dec. 31, 2011 Affiliated Entity [Member] ConocoPhillips [Member]		Dec. 31, 2013 Affiliated Entity [Member] Spectra Energy [Member]	Dec. 31, 2012 Affiliated Entity [Member] Spectra Energy [Member]	Dec. 31, 2011 Affiliated Entity [Member] Spectra Energy [Member]	Dec. 31, 2013 Affiliated Entity [Member] Unconsolidated Affiliates [Member]	Dec. 31, 2012 Affiliated Entity [Member] Unconsolidated Affiliates [Member]	Dec. 31, 2011 Affiliated Entity [Member] Unconsolidated Affiliates [Member]
Related Party Transaction [Line Items]
Sales of natural gas, propane, NGLs and condensate	$ 2,763	[1]	$ 2,520	[2]	$ 3,574	[3]				$ 1,830	$ 1,691	$ 2,346				$ 1	$ 0	$ 0	$ 0	[4]	$ 9	[4]	$ 57	[4]
Transportation, processing and other	271	[1]	234	[2]	208	[3]				60	52	30							0	[4]	3	[4]	9	[4]
Purchases of natural gas, propane and NGLs	2,426	[1]	2,215	[2]	3,155	[3]				204	173	244							0	[4]	67	[4]	139	[4]	63	166	321	0	2	6
Gains from commodity derivative activity, net	17	[1]	70	[2]	8	[3]							22	53	1
Operating and maintenance expense	215	[1]	197	[2]	192	[3]				1	1	1
General and administrative expense	$ 63	[1]	$ 75	[2]	$ 76	[3]	$ 1	$ 2	$ 1	$ 46	$ 58	$ 57

[1]	The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information for the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information for the year ended December 31, 2011 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[4]	In connection with Phillips 66's separation from ConocoPhillips, ConocoPhillips is not considered to be a related party for periods after April 30, 2012 and Phillips 66 is considered a related party for periods starting May 1, 2012.